DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.3%
Brazil - 3.7%
Ambev SA	725,212	$2,012,905
Atacadao SA	88,177	202,732
B3 SA - Brasil Bolsa Balcao	932,314	2,514,020
Banco Bradesco SA	233,120	674,936
Banco BTG Pactual S.A.	247,999	1,786,991
Banco do Brasil SA	141,997	1,562,406
Banco Santander Brasil SA	65,140	409,416
BB Seguridade Participacoes SA	117,096	743,090
Caixa Seguridade Participacoes S/A	76,144	176,456
CCR SA	166,685	457,583
Centrais Eletricas Brasileiras SA	196,463	1,627,549
Cia de Saneamento Basico do Estado de Sao Paulo	34,863	477,540
Cia Energetica de Minas Gerais	29,967	94,417
Cia Siderurgica Nacional SA	18,401	61,259
CPFL Energia SA	3,173	23,835
CSN Mineracao SA	39,903	57,926
Energisa SA	32,997	353,101
Engie Brasil Energia SA	31,191	275,089
Equatorial Energia SA	61,365	423,760
Hapvida Participacoes e Investimentos SA, 144A*	497,585	440,863
Hypera SA	69,884	478,622
Itau Unibanco Holding SA	80,511	436,814
Klabin SA	136,609	625,123
Localiza Rent a Car SA	86,469	1,052,582
Localiza Rent a Car SA*	382	4,650
Lojas Renner SA	158,752	526,893
Magazine Luiza SA*	323,292	132,404
Multiplan Empreendimentos Imobiliarios SA	27,686	152,625
Natura & Co. Holding SA*	130,677	436,893
Neoenergia SA	22,444	88,142
NU Holdings Ltd., Class A*	304,702	2,480,274
Pagseguro Digital Ltd., Class A*	30,704	309,496
Porto Seguro SA	21,812	123,825
Raia Drogasil SA	206,572	1,176,044
Rede D’Or Sao Luiz SA, 144A	183,044	987,170
Rumo SA	200,299	929,971
Sendas Distribuidora SA	128,667	337,303
StoneCo Ltd., Class A*	41,569	648,476
Suzano SA	115,439	1,258,718
Telefonica Brasil SA	68,365	731,297
TIM SA	141,614	494,992
TOTVS SA	74,743	504,778
WEG SA	142,904	990,600
XP, Inc., Series BDR	10,295	239,620
XP, Inc., Class A	41,022	955,402

(Cost $29,331,130)		30,478,588

Chile - 0.4%
Banco de Chile	7,344,960	828,957
Banco de Credito e Inversiones SA	15,593	420,687
Banco Santander Chile	10,705,448	527,781
Cencosud SA	199,883	372,989
Cia Sud Americana de Vapores SA	2,285,212	133,193
Empresas CMPC SA	172,161	334,546
Enel Americas SA*	1,936,797	226,530
Falabella SA*	118,032	276,811

(Cost $3,092,260)		3,121,494

China - 24.4%
360 Security Technology, Inc., Class A*	51,854	63,029
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,736	45,708
3peak, Inc., Class A	1,809	40,993
Advanced Micro-Fabrication Equipment, Inc., China, Class A	5,611	133,498
AECC Aero-Engine Control Co. Ltd., Class A	10,600	30,445
Agricultural Bank of China Ltd., Class A	916,739	469,859
Agricultural Bank of China Ltd., Class H	4,671,326	1,728,504
Aier Eye Hospital Group Co. Ltd., Class A	64,277	153,559
Air China Ltd., Class A*	25,796	29,152
Air China Ltd., Class H*	109,693	73,875
Aisino Corp., Class A	22,700	35,190
Akeso, Inc., 144A*	65,727	419,509
Alibaba Group Holding Ltd.*	1,746,865	16,271,389
Amlogic Shanghai Co. Ltd., Class A	4,073	34,895
Angang Steel Co. Ltd., Class A	41,100	14,734
Angang Steel Co. Ltd., Class H	35,410	7,254
Angel Yeast Co. Ltd., Class A	9,112	46,587
Anhui Conch Cement Co. Ltd., Class H	1,537	3,597
Anjoy Foods Group Co. Ltd., Class A	2,800	44,809
ANTA Sports Products Ltd.	127,123	1,325,707
Apeloa Pharmaceutical Co. Ltd., Class A	10,400	24,292
Asymchem Laboratories Tianjin Co. Ltd., Class A	5,152	103,891
Asymchem Laboratories Tianjin Co. Ltd., Class H, 144A	6,415	88,049
Autobio Diagnostics Co. Ltd., Class A	7,300	52,493
Autohome, Inc., ADR	11,909	325,235
Avary Holding Shenzhen Co. Ltd., Class A	5,636	17,008
AVIC Industry-Finance Holdings Co. Ltd., Class A	72,200	33,062
Baidu, Inc., ADR*	46,420	5,508,197
Bank of Beijing Co. Ltd., Class A	144,002	91,350
Bank of Changsha Co. Ltd., Class A	55,300	52,582
Bank of Chengdu Co. Ltd., Class A	24,700	39,120
Bank of China Ltd., Class A	233,913	130,698
Bank of China Ltd., Class H	8,299,165	3,049,640

Bank of Communications Co. Ltd., Class A	429,014	350,853
Bank of Communications Co. Ltd., Class H	1,255,700	741,172
Bank of Hangzhou Co. Ltd., Class A	55,943	77,871
Bank of Jiangsu Co. Ltd., Class A	97,676	90,550
Bank of Nanjing Co. Ltd., Class A	82,995	83,913
Bank of Ningbo Co. Ltd., Class A	40,155	128,883
Bank of Shanghai Co. Ltd., Class A	103,139	85,071
Bank of Zhengzhou Co. Ltd., Class A*	122,010	35,197
Bank of Zhengzhou Co. Ltd., Class H, 144A*	269,185	28,606
Baoshan Iron & Steel Co. Ltd., Class A	7,256	6,320
BBMG Corp., Class A	234,880	66,441
Beijing Dabeinong Technology Group Co. Ltd., Class A	28,838	29,399
Beijing Easpring Material Technology Co. Ltd., Class A	8,800	50,464
Beijing E-Hualu Information Technology Co. Ltd., Class A*	10,000	47,388
Beijing Enlight Media Co. Ltd., Class A	31,100	34,623
Beijing Kingsoft Office Software, Inc., Class A	3,522	148,826
Beijing New Building Materials PLC, Class A	1,200	3,926
Beijing Roborock Technology Co. Ltd., Class A	1,546	64,732
Beijing Shiji Information Technology Co. Ltd., Class A*	17,084	25,527
Beijing Tiantan Biological Products Corp. Ltd., Class A	23,600	105,855
Beijing Tongrentang Co. Ltd., Class A	9,700	72,196
Beijing United Information Technology Co. Ltd., Class A	12,970	61,771
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	8,977	61,372
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	468,200	331,103
Bethel Automotive Safety Systems Co. Ltd., Class A	3,900	42,610
Betta Pharmaceuticals Co. Ltd., Class A	4,100	32,721
BGI Genomics Co. Ltd., Class A	4,900	35,208
Bilibili, Inc., Class Z*	39,266	451,969
Bloomage Biotechnology Corp. Ltd., Class A	4,960	49,461
BOC International China Co. Ltd., Class A	21,855	32,962
BOE Technology Group Co. Ltd., Class A	230,087	124,694
BTG Hotels Group Co. Ltd., Class A*	17,000	41,161
By-health Co. Ltd., Class A	20,700	53,047
Caitong Securities Co. Ltd., Class A	42,100	47,518
Canmax Technologies Co. Ltd., Class A	4,860	16,402
CanSino Biologics, Inc., Class A*	6,098	72,278
CanSino Biologics, Inc., Class H, 144A*	17,766	62,099
CECEP Wind-Power Corp., Class A	66,900	28,855
CETC Cyberspace Security Technology Co. Ltd., Class A	20,400	65,419
CGN Power Co. Ltd., Class A	191,890	81,421
CGN Power Co. Ltd., Class H, 144A	1,699,998	409,203
Changchun High & New Technology Industry Group, Inc., Class A	3,812	85,886
Changjiang Securities Co. Ltd., Class A	44,800	34,881
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,012	40,623
Chaozhou Three-Circle Group Co. Ltd., Class A	17,600	72,263
Chengxin Lithium Group Co. Ltd., Class A	7,700	23,453
Chifeng Jilong Gold Mining Co. Ltd., Class A*	24,100	46,945
China Baoan Group Co. Ltd., Class A	56,949	93,227
China Bohai Bank Co. Ltd., Class H, 144A*	373,211	54,952
China Cinda Asset Management Co. Ltd., Class H	1,066,576	103,786
China CITIC Bank Corp. Ltd., Class A	51,700	39,023
China CITIC Bank Corp. Ltd., Class H	1,060,413	479,272
China Conch Venture Holdings Ltd.	147,625	110,573
China Construction Bank Corp., Class A	137,021	122,803
China Construction Bank Corp., Class H	15,425,754	8,927,238
China Eastern Airlines Corp. Ltd., Class A*	27,208	16,002
China Eastern Airlines Corp. Ltd., Class H*	160,718	51,856
China Energy Engineering Corp. Ltd., Class A	116,000	34,600
China Energy Engineering Corp. Ltd., Class H	489,108	46,968
China Everbright Bank Co. Ltd., Class A	266,015	107,658
China Everbright Bank Co. Ltd., Class H	733,435	209,411
China Feihe Ltd., 144A	327,696	192,163
China Film Co. Ltd., Class A*	26,700	45,989
China Galaxy Securities Co. Ltd., Class A	27,200	47,650
China Galaxy Securities Co. Ltd., Class H	392,113	209,855
China Great Wall Securities Co. Ltd., Class A	52,500	60,947
China Greatwall Technology Group Co. Ltd., Class A	20,849	32,583
China Hongqiao Group Ltd.	1,087	887
China Huarong Asset Management Co. Ltd., Class H, 144A*	1,681,383	91,493
China International Capital Corp. Ltd., Class A	23,488	133,541

China International Capital Corp. Ltd., Class H, 144A	252,136	399,012
China Jushi Co. Ltd., Class A	29,700	46,041
China Lesso Group Holdings Ltd.	41,913	23,183
China Life Insurance Co. Ltd., Class A	21,629	90,987
China Life Insurance Co. Ltd., Class H	1,220,543	1,653,374
China Literature Ltd., 144A*	61,078	208,408
China Merchants Bank Co. Ltd., Class A	212,760	857,773
China Merchants Bank Co. Ltd., Class H	622,888	2,177,233
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	36,200	49,933
China Merchants Securities Co. Ltd., Class A	86,744	170,913
China Merchants Securities Co. Ltd., Class H, 144A	89,637	73,337
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	54,343	79,296
China Minsheng Banking Corp. Ltd., Class A	225,863	121,772
China Minsheng Banking Corp. Ltd., Class H	723,418	241,748
China National Chemical Engineering Co. Ltd., Class A	10,701	9,920
China National Medicines Corp. Ltd., Class A	9,100	38,931
China National Nuclear Power Co. Ltd., Class A	172,272	169,594
China National Software & Service Co. Ltd., Class A	9,500	45,764
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,854	7,929
China Pacific Insurance Group Co. Ltd., Class A	46,060	155,382
China Pacific Insurance Group Co. Ltd., Class H	244,328	516,166
China Railway Group Ltd., Class A	65,524	51,751
China Railway Group Ltd., Class H	263,098	115,543
China Railway Signal & Communication Corp. Ltd., Class A	54,286	33,069
China Railway Signal & Communication Corp. Ltd., Class H, 144A	136,355	41,376
China Rare Earth Resources And Technology Co. Ltd., Class A	8,900	34,860
China Resources Microelectronics Ltd., Class A	9,601	63,137
China Resources Mixc Lifestyle Services Ltd., 144A	75,977	287,456
China Resources Pharmaceutical Group Ltd., 144A	151,257	94,508
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	6,400	43,539
China Southern Airlines Co. Ltd., Class A*	33,400	28,765
China Southern Airlines Co. Ltd., Class H*	122,743	58,933
China State Construction Engineering Corp. Ltd., Class A	171,759	119,541
China Three Gorges Renewables Group Co. Ltd., Class A	237,000	152,668
China Tourism Group Duty Free Corp. Ltd., Class A	13,000	162,295
China Tourism Group Duty Free Corp. Ltd., Class H, 144A	9,497	103,356
China Tower Corp. Ltd., Class H, 144A	4,289,222	444,832
China United Network Communications Ltd., Class A	311,967	191,785
China Vanke Co. Ltd., Class A	92,352	147,949
China Vanke Co. Ltd., Class H	131,578	132,921
China Yangtze Power Co. Ltd., Class A	233,018	744,966
China Zhenhua Group Science & Technology Co. Ltd., Class A	4,984	45,101
China Zheshang Bank Co. Ltd., Class A	292,110	103,492
Chongqing Brewery Co. Ltd., Class A	4,600	45,897
Chongqing Changan Automobile Co. Ltd., Class A	19,470	55,566
Chongqing Hongjiu Fruit Co. Ltd., Class H*	44,040	33,889
Chongqing Rural Commercial Bank Co. Ltd., Class A	73,000	41,606
Chongqing Rural Commercial Bank Co. Ltd., Class H	257,009	95,100
Chongqing Zhifei Biological Products Co. Ltd., Class A	17,610	160,835
CITIC Securities Co. Ltd., Class A	136,246	409,253
CITIC Securities Co. Ltd., Class H	326,208	677,451
CMOC Group Ltd., Class A	2,800	2,043
CMOC Group Ltd., Class H	113,968	65,080
CNGR Advanced Material Co. Ltd., Class A	4,300	29,608
CNPC Capital Co. Ltd., Class A	34,500	27,780
Contemporary Amperex Technology Co. Ltd., Class A	40,380	944,330
COSCO SHIPPING Development Co. Ltd., Class A	103,800	33,868
COSCO SHIPPING Holdings Co. Ltd., Class A	20,876	29,263
COSCO SHIPPING Holdings Co. Ltd., Class H	163,223	150,469
Country Garden Holdings Co. Ltd.*	1,292,596	145,639
Country Garden Services Holdings Co. Ltd.	369,502	349,145
CRRC Corp. Ltd., Class A	8,100	5,898

CRRC Corp. Ltd., Class H	207,833	83,822
CSC Financial Co. Ltd., Class A	40,200	145,128
CSC Financial Co. Ltd., Class H, 144A	161,326	151,405
DaShenLin Pharmaceutical Group Co. Ltd., Class A	10,386	37,815
DHC Software Co. Ltd., Class A	42,400	37,882
Do-Fluoride New Materials Co. Ltd., Class A	7,920	16,625
Dong-E-E-Jiao Co. Ltd., Class A	8,100	57,168
Dongfeng Motor Group Co. Ltd., Class H	99,315	49,846
Dongxing Securities Co. Ltd., Class A	34,500	41,694
East Money Information Co. Ltd., Class A	103,067	211,301
Eastroc Beverage Group Co. Ltd., Class A	2,700	74,546
Ecovacs Robotics Co. Ltd., Class A	6,565	39,283
ENN Energy Holdings Ltd.	123,002	853,579
Eve Energy Co. Ltd., Class A	10,082	59,566
Everbright Securities Co. Ltd., Class A	50,188	114,207
Fangda Carbon New Material Co. Ltd., Class A*	44,400	35,938
First Capital Securities Co. Ltd., Class A	43,100	36,877
Flat Glass Group Co. Ltd., Class A	22,282	78,975
Flat Glass Group Co. Ltd., Class H	79,845	131,264
Focus Media Information Technology Co. Ltd., Class A	95,542	87,501
Foshan Haitian Flavouring & Food Co. Ltd., Class A	17,310	92,380
Founder Securities Co. Ltd., Class A	101,900	123,861
Foxconn Industrial Internet Co. Ltd., Class A	61,257	129,531
Fujian Sunner Development Co. Ltd., Class A	12,460	31,669
Full Truck Alliance Co. Ltd., ADR*	108,203	810,440
Fuyao Glass Industry Group Co. Ltd., Class A	11,131	58,702
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	69,294	325,164
Ganfeng Lithium Group Co. Ltd., Class A	12,347	67,432
Ganfeng Lithium Group Co. Ltd., Class H, 144A	36,556	117,012
G-bits Network Technology Xiamen Co. Ltd., Class A	500	17,946
GDS Holdings Ltd., ADR*(a)	17,578	180,174
GEM Co. Ltd., Class A	39,841	31,467
Gemdale Corp., Class A	13,396	9,605
Genscript Biotech Corp.*	162,390	451,182
GF Securities Co. Ltd., Class A	62,863	126,853
GF Securities Co. Ltd., Class H	174,781	218,636
GigaDevice Semiconductor, Inc., Class A	5,004	65,940
Ginlong Technologies Co. Ltd., Class A	6,800	63,467
GoerTek, Inc., Class A	15,888	40,048
Goldwind Science & Technology Co. Ltd., Class A	5,487	6,685
Goldwind Science & Technology Co. Ltd., Class H	53,086	24,333
GoodWe Technologies Co. Ltd., Class A	1,752	26,453
Gotion High-tech Co. Ltd., Class A*	2,119	6,573
Great Wall Motor Co. Ltd., Class A	401	1,511
Great Wall Motor Co. Ltd., Class H	89,877	129,574
Gree Electric Appliances, Inc. of Zhuhai, Class A	21,870	100,913
Greenland Holdings Corp. Ltd., Class A*	87,500	30,265
Greentown China Holdings Ltd.	87,953	93,580
GRG Banking Equipment Co. Ltd., Class A	33,100	56,550
Guangdong Haid Group Co. Ltd., Class A	4,970	30,762
Guangdong Kinlong Hardware Products Co. Ltd., Class A	4,671	29,415
Guangzhou Automobile Group Co. Ltd., Class H	54,054	25,054
Guangzhou Baiyun International Airport Co. Ltd., Class A*	56,500	87,270
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	11,832	49,956
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	43,015	118,686
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	4,271	39,474
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	6,400	40,581
Guangzhou Tinci Materials Technology Co. Ltd., Class A	17,510	59,339
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	38,900	34,591
Guolian Securities Co. Ltd., Class A*	36,000	58,731
Guosen Securities Co. Ltd., Class A	32,556	43,311
Guotai Junan Securities Co. Ltd., Class A	51,991	109,938
Guotai Junan Securities Co. Ltd., Class H, 144A	96,310	111,227
Guoyuan Securities Co. Ltd., Class A	34,000	32,805
H World Group Ltd., ADR*	19,347	707,713
Haidilao International Holding Ltd., 144A	173,178	344,569
Haier Smart Home Co. Ltd., Class A	37,507	116,182
Haier Smart Home Co. Ltd., Class H	221,947	643,650
Hainan Airlines Holding Co. Ltd., Class A*	355,700	72,226
Haitian International Holdings Ltd.	51,259	130,604
Haitong Securities Co. Ltd., Class A	76,836	104,586
Haitong Securities Co. Ltd., Class H	310,757	174,272
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	41,800	45,189
Hangzhou Chang Chuan Technology Co. Ltd., Class A	8,400	47,405

Hangzhou First Applied Material Co. Ltd., Class A	25,501	82,956
Hangzhou Lion Electronics Co. Ltd., Class A	5,600	25,204
Hangzhou Oxygen Plant Group Co. Ltd., Class A	8,000	35,278
Hangzhou Robam Appliances Co. Ltd., Class A	5,400	17,566
Hangzhou Silan Microelectronics Co. Ltd., Class A	14,789	50,035
Hangzhou Tigermed Consulting Co. Ltd., Class A	7,305	63,536
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	11,989	63,243
Hansoh Pharmaceutical Group Co. Ltd., 144A	189,849	384,545
Haohua Chemical Science & Technology Co. Ltd., Class A	9,100	37,809
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	14,900	47,010
Hefei Meiya Optoelectronic Technology, Inc., Class A	12,400	34,347
Henan Shuanghui Investment & Development Co. Ltd., Class A	11,800	43,128
Hengan International Group Co. Ltd.	47,096	171,855
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	14,300	27,094
Hengtong Optic-electric Co. Ltd., Class A	17,200	29,987
Hithink RoyalFlush Information Network Co. Ltd., Class A	3,942	77,548
Hongta Securities Co. Ltd., Class A	50,800	55,630
Hoshine Silicon Industry Co. Ltd., Class A	4,600	31,989
Hoyuan Green Energy Co. Ltd., Class A	9,055	41,972
Hua Hong Semiconductor Ltd., 144A*	100,457	232,290
Huadong Medicine Co. Ltd., Class A	10,650	60,834
Huafon Chemical Co. Ltd., Class A	13,000	12,488
Huagong Tech Co. Ltd., Class A	9,100	37,707
Hualan Biological Engineering, Inc., Class A	21,700	73,448
Huaneng Lancang River Hydropower, Inc., Class A	61,042	71,291
Huatai Securities Co. Ltd., Class A	55,879	112,134
Huatai Securities Co. Ltd., Class H, 144A	134,131	167,958
Huaxi Securities Co. Ltd., Class A	31,700	35,247
Huaxia Bank Co. Ltd., Class A	156,452	127,072
Huayu Automotive Systems Co. Ltd., Class A	17,706	43,143
Huizhou Desay Sv Automotive Co. Ltd., Class A	5,670	103,086
Humanwell Healthcare Group Co. Ltd., Class A	11,800	43,988
Hundsun Technologies, Inc., Class A	12,383	52,074
Hygeia Healthcare Holdings Co. Ltd., 144A	50,039	308,167
IEIT Systems Co. Ltd., Class A	11,471	56,592
Iflytek Co. Ltd., Class A	14,931	93,567
Imeik Technology Development Co. Ltd., Class A	1,700	72,499
Industrial & Commercial Bank of China Ltd., Class A	627,092	422,394
Industrial & Commercial Bank of China Ltd., Class H	11,362,800	5,441,132
Industrial Bank Co. Ltd., Class A	132,690	271,289
Industrial Securities Co. Ltd., Class A	106,216	90,435
Ingenic Semiconductor Co. Ltd., Class A	2,580	24,590
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	34,818	132,865
Innovent Biologics, Inc., 144A*	207,203	1,215,049
iQIYI, Inc., ADR*	48,575	218,102
iRay Technology Co. Ltd., Class A	1,643	50,111
JA Solar Technology Co. Ltd., Class A	33,071	92,160
Jafron Biomedical Co. Ltd., Class A	7,798	26,153
Jason Furniture Hangzhou Co. Ltd., Class A	6,100	32,016
JCET Group Co. Ltd., Class A	13,192	56,418
JD Health International, Inc., 144A*	138,742	661,708
JD Logistics, Inc., 144A*	233,997	287,317
JD.com, Inc., ADR	105,626	2,897,321
JD.com, Inc., Class A	20,111	274,745
Jiangsu Eastern Shenghong Co. Ltd., Class A	68,342	96,852
Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,800	45,727
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	41,212	277,132
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	27,400	38,600
Jiangsu Yangnong Chemical Co. Ltd., Class A	5,080	45,998
Jiangsu Yoke Technology Co. Ltd., Class A	5,500	47,421
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	8,300	39,693
Jiangsu Zhongtian Technology Co. Ltd., Class A	2,925	5,317
Jiangxi Special Electric Motor Co. Ltd., Class A*	10,700	15,553
Joinn Laboratories China Co. Ltd., Class A	15,020	55,970
Joinn Laboratories China Co. Ltd., Class H, 144A	13,537	23,641

Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A*	17,089	78,230
Juewei Food Co. Ltd., Class A	5,500	24,385
Juneyao Airlines Co. Ltd., Class A*	16,800	32,019
Kanzhun Ltd., ADR*	36,750	607,477
KE Holdings, Inc., ADR	88,992	1,417,643
Keda Industrial Group Co. Ltd., Class A	16,500	23,083
Kingdee International Software Group Co. Ltd.*	292,585	406,831
Kingsoft Corp. Ltd.	98,800	316,249
Kuaishou Technology, 144A*	269,568	1,991,482
Kuang-Chi Technologies Co. Ltd., Class A	29,700	58,019
Kunlun Tech Co. Ltd., Class A*	13,200	59,798
LB Group Co. Ltd., Class A	10,801	26,106
Lenovo Group Ltd.	1,377,620	1,702,116
Lens Technology Co. Ltd., Class A	18,038	32,989
Lepu Medical Technology Beijing Co. Ltd., Class A	11,100	26,689
Li Auto, Inc., Class A*	183,965	3,434,195
Li Ning Co. Ltd.	235,388	655,505
Liaoning Port Co. Ltd., Class A	306,900	64,466
Livzon Pharmaceutical Group, Inc., Class A	7,500	36,781
Livzon Pharmaceutical Group, Inc., Class H	23,072	68,977
Longfor Group Holdings Ltd., 144A	186,802	331,017
LONGi Green Energy Technology Co. Ltd., Class A	97,833	290,855
Lufax Holding Ltd., ADR	111,980	95,060
Luxshare Precision Industry Co. Ltd., Class A	32,153	143,317
Mango Excellent Media Co. Ltd., Class A	16,360	59,131
Maxscend Microelectronics Co. Ltd., Class A	3,374	65,439
MeiHua Holdings Group Co. Ltd., Class A	42,000	56,169
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	39,500	34,240
Meituan, Class B, 144A*	748,457	8,682,151
Metallurgical Corp. of China Ltd., Class A	85,442	37,091
Metallurgical Corp. of China Ltd., Class H	133,954	25,383
Microport Scientific Corp.*	70,767	113,440
Ming Yang Smart Energy Group Ltd., Class A	36,234	68,348
Montage Technology Co. Ltd., Class A	10,128	83,651
Muyuan Foods Co. Ltd., Class A	24,250	132,711
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	23,300	51,031
Nanjing Securities Co. Ltd., Class A	46,800	53,282
NARI Technology Co. Ltd., Class A	50,183	154,674
National Silicon Industry Group Co. Ltd., Class A*	31,151	77,038
NAURA Technology Group Co. Ltd., Class A	3,363	110,460
NavInfo Co. Ltd., Class A*	16,531	22,686
NetEase, Inc.	292,728	6,607,678
New China Life Insurance Co. Ltd., Class A	8,380	36,672
New China Life Insurance Co. Ltd., Class H	92,233	183,042
New Hope Liuhe Co. Ltd., Class A*	12,878	18,034
New Oriental Education & Technology Group, Inc., ADR*	15,170	1,234,535
Ninestar Corp., Class A	11,759	45,514
Ningbo Deye Technology Co. Ltd., Class A	7,540	66,573
Ningbo Orient Wires & Cables Co. Ltd., Class A	11,000	63,156
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	4,358	23,813
Ningbo Shanshan Co. Ltd., Class A	20,400	38,166
Ningbo Tuopu Group Co. Ltd., Class A	5,200	53,660
Ningbo Zhoushan Port Co. Ltd., Class A	118,000	59,653
NIO, Inc., ADR*(a)	220,920	1,606,088
Nongfu Spring Co. Ltd., Class H, 144A	299,401	1,709,702
Offcn Education Technology Co. Ltd., Class A*	106,939	73,080
Onewo, Inc., Class H	19,969	61,746
Oppein Home Group, Inc., Class A	4,066	44,982
Orient Securities Co. Ltd., Class A	64,680	78,891
Orient Securities Co. Ltd., Class H, 144A	129,175	57,225
Ovctek China, Inc., Class A	4,277	14,602
People’s Insurance Co. Group of China Ltd., Class A	112,704	79,702
People’s Insurance Co. Group of China Ltd., Class H	1,489,325	482,439
Perfect World Co. Ltd., Class A	18,200	32,139
Pharmaron Beijing Co. Ltd., Class A	16,157	75,570
Pharmaron Beijing Co. Ltd., Class H, 144A	48,560	117,509
PICC Property & Casualty Co. Ltd., Class H	673,381	781,989
Ping An Bank Co. Ltd., Class A	127,433	172,742
Ping An Insurance Group Co. of China Ltd., Class A	108,267	618,582
Ping An Insurance Group Co. of China Ltd., Class H	1,016,739	4,686,453
Poly Developments and Holdings Group Co. Ltd., Class A	50,688	72,827
Poly Property Services Co. Ltd., Class H	7,662	29,479
Pop Mart International Group Ltd., 144A	99,437	298,554

Postal Savings Bank of China Co. Ltd., Class A	272,273	167,383
Postal Savings Bank of China Co. Ltd., Class H, 144A	1,851,587	822,633
Pylon Technologies Co. Ltd., Class A	839	11,976
Qinghai Salt Lake Industry Co. Ltd., Class A*	44,100	97,883
Raytron Technology Co. Ltd., Class A	7,209	50,789
Red Star Macalline Group Corp. Ltd., Class A	54,200	32,257
Remegen Co. Ltd., Class A*	5,837	56,882
Remegen Co. Ltd., Class H, 144A*	17,814	102,980
Rockchip Electronics Co. Ltd., Class A	3,400	31,338
SAIC Motor Corp. Ltd., Class A	7,588	15,811
Sanan Optoelectronics Co. Ltd., Class A	37,400	72,695
Sangfor Technologies, Inc., Class A*	5,712	67,511
Sany Heavy Industry Co. Ltd., Class A	3,412	6,522
Satellite Chemical Co. Ltd., Class A*	22,649	50,620
SDIC Capital Co. Ltd., Class A	77,600	74,981
Seazen Holdings Co. Ltd., Class A*	15,315	27,495
Seres Group Co. Ltd., Class A*	14,900	157,930
SF Holding Co. Ltd., Class A	27,531	162,927
SG Micro Corp., Class A	4,671	58,654
Shandong Gold Mining Co. Ltd., Class A	21,700	70,500
Shandong Gold Mining Co. Ltd., Class H, 144A	77,443	152,897
Shandong Hi-speed Co. Ltd., Class A	42,800	40,576
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	15,950	66,672
Shandong Linglong Tyre Co. Ltd., Class A	5,644	15,736
Shandong Nanshan Aluminum Co. Ltd., Class A	6,684	2,696
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	238,442	226,221
Shanghai Baosight Software Co. Ltd., Class A	13,616	80,083
Shanghai Baosight Software Co. Ltd., Class B	61,721	116,159
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	2,061	64,964
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	33,871	132,335
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	91,348	202,104
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	3,858	24,177
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	39,968	83,924
Shanghai International Airport Co. Ltd., Class A*	22,884	114,981
Shanghai International Port Group Co. Ltd., Class A	63,800	44,940
Shanghai Jinjiang International Hotels Co. Ltd., Class A	8,432	40,029
Shanghai Junshi Biosciences Co. Ltd., Class A*	6,790	42,864
Shanghai Junshi Biosciences Co. Ltd., Class H, 144A*	17,635	52,948
Shanghai Lingang Holdings Corp. Ltd., Class A	34,500	53,047
Shanghai M&G Stationery, Inc., Class A	6,600	36,720
Shanghai Medicilon, Inc., Class A	1,248	12,609
Shanghai MicroPort MedBot Group Co. Ltd.*	45,478	116,748
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	9,500	23,893
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	73,937	107,162
Shanghai Pudong Development Bank Co. Ltd., Class A	306,161	293,685
Shanghai Putailai New Energy Technology Co. Ltd., Class A	14,911	47,922
Shanghai RAAS Blood Products Co. Ltd., Class A	71,200	79,266
Shanghai Rural Commercial Bank Co. Ltd., Class A	120,300	96,530
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	28,585	25,819
Shengyi Technology Co. Ltd., Class A	16,800	40,300
Shennan Circuits Co. Ltd., Class A	3,800	38,894
Shenwan Hongyuan Group Co. Ltd., Class A	117,427	74,163
Shenzhen Capchem Technology Co. Ltd., Class A	11,157	69,745
Shenzhen Dynanonic Co. Ltd., Class A	2,040	18,455
Shenzhen Goodix Technology Co. Ltd., Class A*	5,600	57,043
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	23,900	42,405
Shenzhen Inovance Technology Co. Ltd., Class A	17,618	162,857
Shenzhen Kaifa Technology Co. Ltd., Class A	14,300	34,243
Shenzhen Kangtai Biological Products Co. Ltd., Class A	19,724	88,718
Shenzhen Kedali Industry Co. Ltd., Class A	2,000	24,660
Shenzhen Kstar Science And Technology Co. Ltd., Class A	1,700	6,047
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	12,491	508,788

Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,200	90,518
Shenzhen Overseas Chinese Town Co. Ltd., Class A*	102,964	49,745
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	15,900	74,679
Shenzhen SC New Energy Technology Corp., Class A	5,500	54,153
Shenzhen Transsion Holdings Co. Ltd., Class A	6,297	97,590
Shenzhou International Group Holdings Ltd.	78,016	783,127
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	14,800	52,062
Shuangliang Eco-Energy Systems Co. Ltd., Class A	24,300	29,231
Sichuan Chuantou Energy Co. Ltd., Class A	67,804	135,589
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	8,700	34,941
Sichuan Road & Bridge Group Co. Ltd., Class A	63,072	68,186
Sichuan Swellfun Co. Ltd., Class A	5,600	45,868
Sichuan Yahua Industrial Group Co. Ltd., Class A	8,300	14,761
Sinolink Securities Co. Ltd., Class A	67,000	89,696
Sinoma Science & Technology Co. Ltd., Class A	6,082	14,309
Sinomine Resource Group Co. Ltd., Class A	6,300	30,349
Sinopharm Group Co. Ltd., Class H	213,190	528,997
Sinotrans Ltd., Class H	90,944	33,186
Skshu Paint Co. Ltd., Class A*	3,200	24,203
Smoore International Holdings Ltd., 144A	185,008	161,313
Songcheng Performance Development Co. Ltd., Class A	17,200	25,315
SooChow Securities Co. Ltd., Class A	46,900	50,374
Spring Airlines Co. Ltd., Class A*	5,200	38,645
StarPower Semiconductor Ltd., Class A	1,500	39,549
Sungrow Power Supply Co. Ltd., Class A	11,589	135,024
Sunny Optical Technology Group Co. Ltd.	69,386	658,742
Sunwoda Electronic Co. Ltd., Class A	15,372	32,742
SUPCON Technology Co. Ltd., Class A	7,600	46,615
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	13,100	34,176
Suzhou Maxwell Technologies Co. Ltd., Class A	3,304	49,969
TAL Education Group, ADR*	45,923	575,415
TCL Technology Group Corp., Class A*	41,024	24,013
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	47,527	111,014
Tencent Holdings Ltd.	1,006,738	42,149,895
Tencent Music Entertainment Group, ADR*	88,410	752,369
Thunder Software Technology Co. Ltd., Class A	4,271	47,967
Tianqi Lithium Corp., Class A	14,300	100,286
Tianqi Lithium Corp., Class H	10,103	49,349
Tianshui Huatian Technology Co. Ltd., Class A	31,500	39,436
Tingyi Cayman Islands Holding Corp.	107,315	135,066
Toly Bread Co. Ltd., Class A	15,240	17,756
Tongcheng Travel Holdings Ltd.*	168,744	310,684
TongFu Microelectronics Co. Ltd., Class A	12,800	40,689
Tongwei Co. Ltd., Class A	28,950	99,324
Topchoice Medical Corp., Class A*	3,865	44,349
Topsports International Holdings Ltd., 144A	258,996	210,571
TravelSky Technology Ltd., Class H	162,986	275,041
Trina Solar Co. Ltd., Class A	18,986	71,679
Trip.com Group Ltd., ADR*	92,103	3,240,184
Tsinghua Tongfang Co. Ltd., Class A*	42,100	47,754
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	5,128	52,027
Uni-President China Holdings Ltd.	73,556	47,089
Unisplendour Corp. Ltd., Class A*	300	849
Universal Scientific Industrial Shanghai Co. Ltd., Class A	12,400	25,890
Venustech Group, Inc., Class A	13,700	49,152
Vipshop Holdings Ltd., ADR*	41,202	660,468
Walvax Biotechnology Co. Ltd., Class A	18,170	62,950
Wanda Film Holding Co. Ltd., Class A*	31,700	55,534
Wangfujing Group Co. Ltd., Class A	17,000	41,328
Wanhua Chemical Group Co. Ltd., Class A	15,331	173,147
Weibo Corp., ADR	12,022	121,542
Weichai Power Co. Ltd., Class A	45,888	95,747
Weichai Power Co. Ltd., Class H	202,261	371,877
Weihai Guangwei Composites Co. Ltd., Class A	7,980	27,826
Wens Foodstuffs Group Co. Ltd., Class A	24,586	66,311
Western Mining Co. Ltd., Class A	22,400	40,214
Western Securities Co. Ltd., Class A	70,456	65,118
Western Superconducting Technologies Co. Ltd., Class A	9,963	73,205
Will Semiconductor Co. Ltd., Class A	9,218	139,722
Wingtech Technology Co. Ltd., Class A*	8,101	54,714
Winning Health Technology Group Co. Ltd., Class A	40,400	42,940
WUS Printed Circuit Kunshan Co. Ltd., Class A	21,200	61,365

WuXi AppTec Co. Ltd., Class A	27,550	318,671
WuXi AppTec Co. Ltd., Class H, 144A	61,939	725,634
Wuxi Autowell Technology Co. Ltd., Class A	2,422	30,881
Wuxi Biologics Cayman, Inc., 144A*	604,293	3,365,651
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	8,300	30,406
Xiamen C & D, Inc., Class A	37,500	49,730
Xiamen Faratronic Co. Ltd., Class A	2,000	26,327
Xiaomi Corp., Class B, 144A*	1,548,575	3,097,031
Xinyi Solar Holdings Ltd.	847,697	487,326
XPeng, Inc., Class A*	192,457	1,655,904
Yadea Group Holdings Ltd., 144A	154,686	290,347
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,100	26,753
Yealink Network Technology Corp. Ltd., Class A	9,546	43,018
Yifeng Pharmacy Chain Co. Ltd., Class A	7,153	38,184
Yihai Kerry Arawana Holdings Co. Ltd., Class A	10,784	52,719
Yintai Gold Co. Ltd., Class A	40,300	83,523
Yonghui Superstores Co. Ltd., Class A*	82,200	35,109
YongXing Special Materials Technology Co. Ltd., Class A	2,480	15,274
Yonyou Network Technology Co. Ltd., Class A	29,700	69,498
Youngor Group Co. Ltd., Class A	63,700	60,480
YTO Express Group Co. Ltd., Class A	41,755	76,891
Yunda Holding Co. Ltd., Class A	10,218	12,291
Yunnan Aluminium Co. Ltd., Class A	5,168	9,314
Yunnan Baiyao Group Co. Ltd., Class A	22,947	161,731
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	6,500	65,046
Yunnan Energy New Material Co. Ltd., Class A	10,677	88,021
Yunnan Tin Co. Ltd., Class A	1,600	3,092
Yunnan Yuntianhua Co. Ltd., Class A	12,500	27,517
Zai Lab Ltd., ADR*	8,620	235,240
Zangge Mining Co. Ltd., Class A	26,300	88,096
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,556	125,867
Zhaojin Mining Industry Co. Ltd., Class H	143,207	185,557
Zhejiang Century Huatong Group Co. Ltd., Class A*	53,086	41,482
Zhejiang China Commodities City Group Co. Ltd., Class A	62,300	69,358
Zhejiang Chint Electrics Co. Ltd., Class A	22,754	69,878
Zhejiang Dahua Technology Co. Ltd., Class A	31,068	84,098
Zhejiang Dingli Machinery Co. Ltd., Class A	3,900	26,543
Zhejiang Expressway Co. Ltd., Class H	159,434	101,046
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	14,900	32,654
Zhejiang Huayou Cobalt Co. Ltd., Class A	10,973	49,325
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	10,275	62,116
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	13,730	52,797
Zhejiang Juhua Co. Ltd., Class A	5,100	11,348
Zhejiang NHU Co. Ltd., Class A	20,416	48,660
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	21,400	86,667
Zhejiang Supor Co. Ltd., Class A	4,300	31,469
Zhejiang Weiming Environment Protection Co. Ltd., Class A	26,900	66,638
Zhejiang Weixing New Building Materials Co. Ltd., Class A	13,600	28,491
Zheshang Securities Co. Ltd., Class A	60,622	89,138
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	120,905	304,960
Zhongji Innolight Co. Ltd., Class A	6,000	79,754
Zhongsheng Group Holdings Ltd.	48,630	116,434
Zhongtai Securities Co. Ltd., Class A	60,900	61,318
Zhuzhou CRRC Times Electric Co. Ltd., Class A	13,033	70,248
Zhuzhou CRRC Times Electric Co. Ltd., Class H	47,159	149,140
Zhuzhou Kibing Group Co. Ltd., Class A	12,080	13,279
Zijin Mining Group Co. Ltd., Class A	114,552	195,385
Zijin Mining Group Co. Ltd., Class H	551,809	874,665
ZTE Corp., Class A	21,412	76,851
ZTE Corp., Class H	67,896	148,131
ZTO Express Cayman, Inc., ADR	41,219	920,008

(Cost $267,783,380)		201,692,037

Colombia - 0.1%
Bancolombia SA	41,265	322,797
Ecopetrol SA	38,618	23,999
Interconexion Electrica SA ESP	41,201	154,036

(Cost $559,086)		500,832

Czech Republic - 0.1%
CEZ AS	15,767	698,744
Komercni Banka AS	12,741	395,192

(Cost $1,154,877)		1,093,936

Egypt - 0.1%
Abou Kir Fertilizers & Chemical Industries	30,340	77,912
Commercial International Bank - Egypt (CIB)	391,918	979,161
EFG Holding S.A.E.*	141,423	84,488
Telecom Egypt Co.	82,121	95,648

(Cost $1,039,920)		1,237,209

Greece - 0.5%
Alpha Services and Holdings SA*	335,105	570,388
Eurobank Ergasias Services and Holdings SA*	409,133	754,871
Hellenic Telecommunications Organization SA	29,675	436,137
JUMBO SA	11,585	303,875
Mytilineos SA	7,985	320,095
National Bank of Greece SA*	92,063	631,027
Piraeus Financial Holdings SA*	109,652	390,031
Star Bulk Carriers Corp.	7,739	164,531
Terna Energy SA	11,533	197,437

(Cost $3,013,140)		3,768,392

Hong Kong - 0.6%
Beijing Enterprises Water Group Ltd.	226,882	45,607
BOC Hong Kong Holdings Ltd.	592,973	1,586,768
C&D International Investment Group Ltd.	75,555	154,393
China Everbright Environment Group Ltd.	314,312	103,425
China Jinmao Holdings Group Ltd.	689,365	78,555
China Medical System Holdings Ltd.	216,780	416,890
China Merchants Port Holdings Co. Ltd.	126,545	162,023
China Overseas Land & Investment Ltd.	375,557	694,345
China Overseas Property Holdings Ltd.	108,146	88,064
China Resources Land Ltd.	288,029	1,054,714
China State Construction International Holdings Ltd.	157,309	182,480
China Taiping Insurance Holdings Co. Ltd.	237,033	214,869
Guangdong Investment Ltd.	200,202	138,931
Orient Overseas International Ltd.	6,662	80,137
Want Want China Holdings Ltd.	431,488	252,475
Yuexiu Property Co. Ltd.	152,543	139,061

(Cost $6,496,592)		5,392,737

Hungary - 0.3%
OTP Bank Nyrt	37,597	1,562,516
Richter Gedeon Nyrt	24,011	604,988

(Cost $2,568,237)		2,167,504

India - 14.7%
Aarti Industries Ltd.	25,852	171,848
ABB India Ltd.	5,956	315,660
ACC Ltd.	38	855
Adani Energy Solutions Ltd.*	39,105	409,203
Adani Green Energy Ltd.*	61,680	760,925
Adani Ports & Special Economic Zone Ltd.	121,243	1,200,163
Adani Wilmar Ltd.*	21,245	86,782
Aditya Birla Capital Ltd.*	53,012	106,795
Alkem Laboratories Ltd.	4,305	243,842
Ambuja Cements Ltd.	44,639	235,122
Apollo Hospitals Enterprise Ltd.	10,272	681,027
Ashok Leyland Ltd.	126,304	277,390
Asian Paints Ltd.	40,504	1,515,323
Astral Ltd.	16,411	383,680
AU Small Finance Bank Ltd., 144A	62,413	554,874
Aurobindo Pharma Ltd.	47,627	594,840
Avenue Supermarts Ltd., 144A*	24,262	1,149,113
Axis Bank Ltd., GDR	8,613	552,093
Axis Bank Ltd.	331,717	4,273,066
Bajaj Auto Ltd.	4,733	345,668
Bajaj Finance Ltd.	26,581	2,270,041
Bajaj Finserv Ltd.	64,080	1,285,922
Bajaj Holdings & Investment Ltd.	3,719	328,050
Balkrishna Industries Ltd.	4,175	128,984
Bandhan Bank Ltd., 144A	82,666	224,127
Bank of Baroda	139,741	330,276
Berger Paints India Ltd.	34,225	235,735
Bharat Forge Ltd.	24,799	333,131
Bharti Airtel Ltd.	391,622	4,765,091
Biocon Ltd.	85,078	243,113
Bosch Ltd.	1,052	272,475
Britannia Industries Ltd.	7,863	457,545
Canara Bank	48,769	235,705
CG Power & Industrial Solutions Ltd.	74,386	400,858
Cholamandalam Investment and Finance Co. Ltd.	41,038	549,896
Cipla Ltd.	89,938	1,307,434
Colgate-Palmolive India Ltd.	22,345	588,462
Container Corp. Of India Ltd.	31,398	292,166
Cummins India Ltd.	13,202	302,228
Dabur India Ltd.	60,735	391,857
Dalmia Bharat Ltd.	5,503	146,332
Deepak Nitrite Ltd.	10,109	266,212
Delhivery Ltd.*	40,161	188,371
Divi’s Laboratories Ltd.	21,288	967,145
DLF Ltd.	66,041	495,622
Dr. Reddy’s Laboratories Ltd.	24,241	1,682,507
Eicher Motors Ltd.	12,710	593,925
Embassy Office Parks REIT	88,689	342,627
FSN E-Commerce Ventures Ltd.*	147,378	310,683
Gland Pharma Ltd., 144A*	8,681	184,735
Godrej Consumer Products Ltd.	62,798	759,205
Godrej Properties Ltd.*	16,593	373,410
Grasim Industries Ltd.	23,959	576,165
Gujarat Fluorochemicals Ltd.	5,258	179,766
Havells India Ltd.	17,475	272,968
HCL Technologies Ltd.	175,040	2,814,493
HDFC Asset Management Co. Ltd., 144A	8,873	315,957
HDFC Life Insurance Co. Ltd., 144A	98,540	816,206
Hero MotoCorp Ltd.	11,592	530,860
Hindalco Industries Ltd.	129,354	799,837
Hindustan Unilever Ltd.	147,150	4,491,676
Honeywell Automation India Ltd.	156	68,566
ICICI Bank Ltd.	510,632	5,724,834

ICICI Lombard General Insurance Co. Ltd., 144A	39,766	705,733
ICICI Prudential Life Insurance Co. Ltd., 144A	66,403	447,975
IDBI Bank Ltd.	98,663	73,944
IDFC First Bank Ltd.*	299,543	306,031
Indian Hotels Co. Ltd.	112,055	566,632
Indian Railway Catering & Tourism Corp. Ltd.	42,251	357,564
Indus Towers Ltd.*	63,410	140,212
IndusInd Bank Ltd.	95,598	1,680,656
Info Edge India Ltd.	9,729	537,935
Infosys Ltd.	707,642	12,347,751
InterGlobe Aviation Ltd., 144A*	7,384	239,542
Jindal Steel & Power Ltd.	13,935	112,090
JSW Energy Ltd.	25,811	126,387
JSW Steel Ltd.	89,141	856,309
Jubilant Foodworks Ltd.	42,257	284,192
Kotak Mahindra Bank Ltd.	108,688	2,287,897
L&T Technology Services Ltd., 144A	3,632	207,699
Life Insurance Corp. Of India	31,833	259,378
Linde India Ltd.	3,460	238,258
LTIMindtree Ltd., 144A	12,239	812,575
Lupin Ltd.	40,681	624,846
Macrotech Developers Ltd., 144A	31,212	329,996
Mahindra & Mahindra Ltd.	81,489	1,610,115
Marico Ltd.	88,890	574,151
Maruti Suzuki India Ltd.	12,689	1,614,195
Max Financial Services Ltd.*	30,432	371,926
Max Healthcare Institute Ltd.	103,051	785,668
Mphasis Ltd.	8,578	242,203
Muthoot Finance Ltd.	12,420	220,702
Nestle India Ltd.	3,619	1,051,765
NHPC Ltd.	254,619	166,095
NMDC Ltd.	137,979	300,301
Oberoi Realty Ltd.	15,137	254,272
One 97 Communications Ltd.*	28,786	302,327
Oracle Financial Services Software Ltd.	3,613	173,775
Page Industries Ltd.	1,019	455,278
Patanjali Foods Ltd.	7,290	122,401
PB Fintech Ltd.*	34,486	344,493
Persistent Systems Ltd.	7,157	549,255
PI Industries Ltd.	10,803	488,490
Pidilite Industries Ltd.	15,626	478,250
Polycab India Ltd.	4,345	274,469
Power Finance Corp. Ltd.	156,717	629,358
Power Grid Corp. of India Ltd.	451,158	1,130,414
Punjab National Bank	328,232	305,428
REC Ltd.	130,384	545,184
Samvardhana Motherson International Ltd.	177,965	196,438
SBI Cards & Payment Services Ltd.	31,248	276,963
SBI Life Insurance Co. Ltd., 144A	44,170	760,189
Schaeffler India Ltd.	5,115	174,076
Shree Cement Ltd.	714	228,957
Shriram Finance Ltd.	24,699	594,479
Siemens Ltd.	9,525	417,761
Sona Blw Precision Forgings Ltd., 144A	37,357	249,961
SRF Ltd.	18,671	530,036
State Bank of India	294,415	1,993,805
Sun Pharmaceutical Industries Ltd.	178,322	2,621,252
Tata Communications Ltd.	15,589	318,823
Tata Consultancy Services Ltd.	199,731	8,352,926
Tata Consumer Products Ltd.	80,327	906,155
Tata Elxsi Ltd.	4,979	492,731
Tata Motors Ltd.	169,567	1,436,344
Tata Motors Ltd., Class A	50,653	290,214
Tata Power Co. Ltd.	41,275	132,595
Tata Steel Ltd.	674,139	1,033,919
Tech Mahindra Ltd.	124,092	1,816,804
Titan Co. Ltd.	37,583	1,573,106
Torrent Pharmaceuticals Ltd.	17,188	438,296
Trent Ltd.	25,398	848,795
Tube Investments of India Ltd.	12,666	511,280
TVS Motor Co. Ltd.	28,225	631,049
UltraTech Cement Ltd.	10,157	1,096,606
Union Bank of India Ltd.	152,016	196,597
United Spirits Ltd.	30,009	377,426
UPL Ltd.	51,920	355,280
Varun Beverages Ltd.	64,066	848,900
Vedant Fashions Ltd.	5,327	87,541
Vedanta Ltd.	50,081	140,135
Voltas Ltd.	29,968	297,528
Wipro Ltd.	296,005	1,466,115
WNS Holdings Ltd., ADR*	5,923	352,300
Yes Bank Ltd.*	1,324,024	307,216
Zomato Ltd.*	524,290	745,315
Zydus Lifesciences Ltd.	25,974	198,573

(Cost $116,504,654)		121,534,070

Indonesia - 2.1%
Aneka Tambang Tbk	299,231	33,570
GoTo Gojek Tokopedia Tbk PT*	101,900,881	637,291
PT Bank Central Asia Tbk	8,602,907	4,978,149
PT Bank Jago Tbk*	650,697	134,251
PT Bank Mandiri Persero Tbk	5,993,309	2,260,532
PT Bank Negara Indonesia Persero Tbk	2,599,699	884,166
PT Bank Rakyat Indonesia Persero Tbk	11,571,521	3,935,511
PT Barito Pacific Tbk	3,365,584	226,759
PT Chandra Asri Petrochemical Tbk	714,881	135,970
PT Charoen Pokphand Indonesia Tbk	652,315	218,700
PT Dayamitra Telekomunikasi	2,870,402	133,249

PT Elang Mahkota Teknologi Tbk	2,478,334	103,064
PT Indah Kiat Pulp & Paper Tbk	188,410	106,596
PT Indocement Tunggal Prakarsa Tbk	12,109	7,963
PT Indofood CBP Sukses Makmur Tbk	164,468	122,476
PT Indofood Sukses Makmur Tbk	368,689	152,729
PT Indosat Tbk	207,856	127,649
PT Kalbe Farma Tbk	2,044,611	212,898
PT Merdeka Copper Gold Tbk*	1,621,962	264,575
PT Sarana Menara Nusantara Tbk	2,814,447	181,460
PT Sumber Alfaria Trijaya Tbk	2,618,975	484,620
PT Telkom Indonesia Persero Tbk	7,868,414	1,907,494
PT Tower Bersama Infrastructure Tbk	891,736	117,863
PT Unilever Indonesia Tbk	949,117	223,358
PT Vale Indonesia Tbk	274,396	79,612

(Cost $17,002,926)		17,670,505

Ireland - 1.7%
PDD Holdings, Inc., ADR*
(Cost $9,285,644)	97,958	14,442,928

Kazakhstan - 0.0%
Polymetal International PLC*(b)
(Cost $548,412)	28,889	0

Kuwait - 0.7%
Agility Public Warehousing Co. KSC*	191,958	335,732
Boubyan Bank KSCP	134,642	254,239
Gulf Bank KSCP	324,148	265,618
Kuwait Finance House KSCP	1,025,302	2,321,251
Mabanee Co KPSC	88,431	240,017
Mobile Telecommunications Co. KSCP	281,267	445,472
National Bank of Kuwait SAKP	739,861	2,120,735

(Cost $6,264,346)		5,983,064

Malaysia - 1.2%
AMMB Holdings Bhd	349,300	296,862
Axiata Group Bhd	734,352	356,183
Celcomdigi Bhd	307,300	286,229
CIMB Group Holdings Bhd	1,121,404	1,359,788
Gamuda Bhd	181,230	185,528
Hong Leong Bank Bhd	106,800	435,497
Hong Leong Financial Group Bhd	48,200	166,546
IHH Healthcare Bhd	413,500	517,374
Inari Amertron Bhd	295,400	185,120
IOI Corp. Bhd	188,700	162,802
Kuala Lumpur Kepong Bhd	47,700	223,989
Malayan Banking Bhd	797,856	1,537,664
Malaysia Airports Holdings Bhd	100,562	154,960
Maxis Bhd	227,800	190,669
MR DIY Group M Bhd, 144A	295,350	96,982
Nestle Malaysia Bhd	2,419	65,102
Petronas Chemicals Group Bhd	179,700	278,449
PPB Group Bhd	46,500	140,712
Press Metal Aluminium Holdings Bhd	348,300	358,802
Public Bank Bhd	2,013,400	1,845,095
QL Resources Bhd	56,500	68,026
RHB Bank Bhd	355,375	415,666
Sime Darby Bhd	185,000	98,068
Sime Darby Plantation Bhd	166,000	160,674
Telekom Malaysia Bhd	283,100	320,192
TIME dotCom Bhd	117,100	128,170

(Cost $10,571,869)		10,035,149

Mexico - 3.0%
Alfa SAB de CV, Class A	516,298	376,565
America Movil SAB de CV, Series B	5,315,790	4,807,360
Arca Continental SAB de CV	46,448	474,199
Cemex SAB de CV, Series CPO*	1,248,465	867,454
Coca-Cola Femsa SAB de CV	86,385	725,929
El Puerto de Liverpool SAB de CV, Class C1	21,208	123,501
Fibra Uno Administracion SA de CV REIT	317,382	510,654
Fomento Economico Mexicano SAB de CV	212,987	2,708,147
Gruma SAB de CV, Class B	10,733	198,874
Grupo Aeroportuario del Pacifico SAB de CV, Class B	38,619	588,150
Grupo Aeroportuario del Sureste SAB de CV, Class B	18,625	439,660
Grupo Bimbo SAB de CV, Series A	134,206	677,075
Grupo Carso SAB de CV, Series A1	49,795	457,404
Grupo Comercial Chedraui SA de CV	58,180	341,983
Grupo Elektra SAB DE CV	6,752	460,721
Grupo Financiero Banorte SAB de CV, Class O	475,919	4,424,815
Grupo Financiero Inbursa SAB de CV, Class O*	203,030	496,136
Grupo Mexico SAB de CV, Series B	304,954	1,397,541
Grupo Televisa SAB, Series CPO	411,362	261,904
Industrias Penoles SAB de CV*	17,436	255,696
Kimberly-Clark de Mexico SAB de CV, Class A	255,297	516,429
Operadora De Sites Mexicanos SAB de CV, Class A-1	175,414	220,435
Orbia Advance Corp. SAB de CV	4,385	9,362
Wal-Mart de Mexico SAB de CV	824,012	3,229,829

(Cost $22,515,083)		24,569,823

Philippines - 0.6%
Ayala Land, Inc.	610,800	343,431
Bank of the Philippine Islands	330,624	615,489
BDO Unibank, Inc.	362,898	873,074
Globe Telecom, Inc.	6,204	191,185
International Container Terminal Services, Inc.	84,580	328,931
JG Summit Holdings, Inc.	218,540	151,627
Jollibee Foods Corp.	52,660	215,043
Metropolitan Bank & Trust Co.	175,300	157,798

Monde Nissin Corp., 144A*	995,100	150,637
PLDT, Inc.	14,495	336,449
SM Investments Corp.	48,770	719,817
SM Prime Holdings, Inc.	1,158,400	674,289
Universal Robina Corp.	78,880	160,631

(Cost $5,266,700)		4,918,401

Qatar - 0.8%
Commercial Bank PSQC	344,460	504,249
Industries Qatar QSC	136,847	469,813
Masraf Al Rayan QSC	686,295	468,588
Mesaieed Petrochemical Holding Co.	604,246	278,640
Ooredoo QPSC	66,290	187,345
Qatar International Islamic Bank QSC	156,476	431,050
Qatar Islamic Bank SAQ	167,467	873,901
Qatar National Bank QPSC	733,900	3,164,579

(Cost $7,179,269)		6,378,165

Russia - 0.0%
Alrosa PJSC (b)	246,725	0
MMC Norilsk Nickel PJSC*(b)	5,593	0
Mobile TeleSystems PJSC, ADR*(b)	25,457	0
Mobile TeleSystems PJSC (b)	32,151	0
Novolipetsk Steel PJSC*(b)	121,611	0
PIK Group PJSC*(b)	21,692	0
Polyus PJSC*(b)	2,793	0
Sberbank of Russia PJSC (b)	989,954	0
United Co. RUSAL International PJSC*(b)	255,320	0
Yandex NV, Class A*(b)	28,401	0

(Cost $9,710,782)		0

Saudi Arabia - 2.8%
Advanced Petrochemical Co.	16,695	166,438
Al Rajhi Bank	194,291	3,956,773
Alinma Bank	130,353	1,243,939
Almarai Co. JSC	32,273	480,030
Arab National Bank	90,347	577,990
Arabian Internet & Communications Services Co.	3,497	290,275
Bank AlBilad	68,278	696,157
Banque Saudi Fransi	78,643	784,019
Bupa Arabia for Cooperative Insurance Co.	10,351	550,177
Dr Sulaiman Al Habib Medical Services Group Co.	8,427	633,457
Etihad Etisalat Co.	52,965	652,268
Jarir Marketing Co.	85,884	333,783
Mouwasat Medical Services Co.	10,200	306,150
Nahdi Medical Co.	5,158	186,714
Riyad Bank	146,866	1,045,268
Sahara International Petrochemical Co.	47,106	406,205
Saudi Awwal Bank	99,522	921,868
Saudi Basic Industries Corp.	143,797	3,035,778
Saudi Industrial Investment Group	43,341	260,173
Saudi Kayan Petrochemical Co.*	89,751	270,820
Saudi National Bank	292,265	2,722,821
Saudi Telecom Co.	294,997	3,023,493
Savola Group	31,027	310,146

(Cost $23,638,252)		22,854,742

Singapore - 0.0%
BOC Aviation Ltd., 144A
(Cost $166,647)	21,930	157,800

South Africa - 3.4%
Absa Group Ltd.	128,372	1,177,093
Anglo American Platinum Ltd.	5,589	235,248
Aspen Pharmacare Holdings Ltd.	60,679	592,797
Bid Corp. Ltd.	55,065	1,200,882
Bidvest Group Ltd.	34,910	434,339
Capitec Bank Holdings Ltd.	16,320	1,688,590
Clicks Group Ltd.	41,118	640,399
Discovery Ltd.	88,981	624,698
FirstRand Ltd.	818,925	2,913,990
Gold Fields Ltd.	145,114	2,180,998
Impala Platinum Holdings Ltd.	82,388	333,161
Investec Ltd.	37,590	238,930
Kumba Iron Ore Ltd.	2,994	93,576
MTN Group Ltd.	277,979	1,510,035
MultiChoice Group*	36,759	131,246
Naspers Ltd., Class N*	34,618	6,345,507
Nedbank Group Ltd.	74,577	841,402
Northam Platinum Holdings Ltd.	34,484	221,389
Old Mutual Ltd.	742,050	450,321
OUTsurance Group Ltd.	147,081	322,103
Pepkor Holdings Ltd., 144A	187,252	183,991
Sanlam Ltd.	274,000	981,918
Sasol Ltd.	41,242	455,947
Shoprite Holdings Ltd.	70,076	950,926
Sibanye Stillwater Ltd.	259,449	284,778
Standard Bank Group Ltd.	222,721	2,353,203
Vodacom Group Ltd.	101,722	520,688
Woolworths Holdings Ltd.	147,655	525,948

(Cost $31,017,659)		28,434,103

South Korea - 11.4%
Alteogen, Inc.*	4,169	258,513
Amorepacific Corp.	2,838	284,427
AMOREPACIFIC Group	2,389	51,293
BNK Financial Group, Inc.	49,527	275,246
Celltrion Healthcare Co. Ltd.	9,666	558,165
Celltrion Pharm, Inc.*	2,201	136,651
Celltrion, Inc.	18,214	2,299,780
Cheil Worldwide, Inc.	12,225	185,438
Chunbo Co. Ltd.	448	37,433
CJ CheilJedang Corp.	633	151,608
CJ Corp.	1,232	87,853
CJ ENM Co. Ltd.*	1,636	97,134

CJ Logistics Corp.	462	40,501
CosmoAM&T Co. Ltd.*	3,048	389,106
Coway Co. Ltd.	5,203	201,643
CS Wind Corp.	2,248	93,220
Daewoo Engineering & Construction Co. Ltd.*	2,244	8,071
DB HiTek Co. Ltd.	3,469	166,439
DB Insurance Co. Ltd.	7,179	465,746
DL E&C Co. Ltd.	604	17,931
Dongsuh Cos., Inc.	3,357	47,695
Doosan Co. Ltd.	1,090	77,812
Doosan Enerbility Co. Ltd.*	41,304	505,835
Doosan Fuel Cell Co. Ltd.*	5,266	99,185
Ecopro BM Co. Ltd.	4,676	993,081
Ecopro Co. Ltd.	2,513	1,456,981
E-MART, Inc.	1,756	103,170
F&F Co. Ltd. / New	1,638	109,060
Fila Holdings Corp.	7,230	214,353
Green Cross Corp.	474	42,104
GS Engineering & Construction Corp.	4,526	56,867
Hana Financial Group, Inc.	47,850	1,544,745
Hanjin Kal Corp.	2,017	84,266
Hankook Tire & Technology Co. Ltd.	47	1,652
Hanmi Pharm. Co. Ltd.	1,166	277,910
Hanmi Science Co. Ltd.	3,356	93,125
Hanon Systems	17,635	99,100
Hansol Chemical Co. Ltd.	1,171	182,437
Hanssem Co. Ltd.	1,519	60,635
Hanwha Life Insurance Co. Ltd.*	44,679	95,754
HL Mando Co. Ltd.	4,170	115,227
HLB, Inc.*	7,497	185,369
HMM Co. Ltd.	23,818	285,967
Hugel, Inc.*	736	86,941
HYBE Co. Ltd.*	1,849	308,847
Hyosung Advanced Materials Corp.	152	46,478
Hyosung TNC Corp.	394	116,507
Hyundai Autoever Corp.	842	120,738
Hyundai Department Store Co. Ltd.	1,604	63,158
Hyundai Doosan Infracore Co. Ltd.	4,330	26,212
Hyundai Elevator Co. Ltd.	2,428	83,370
Hyundai Engineering & Construction Co. Ltd.	10,361	287,906
Hyundai Glovis Co. Ltd.	1,759	236,824
Hyundai Marine & Fire Insurance Co. Ltd.	5,254	127,059
Hyundai Mipo Dockyard Co. Ltd.*	86	5,406
Hyundai Mobis Co. Ltd.	6,042	1,072,447
Hyundai Motor Co.	13,244	1,891,927
Hyundai Steel Co.	4,315	117,729
Industrial Bank of Korea	42,872	393,114
Kakao Corp.	50,402	1,972,872
Kakao Games Corp.*	5,235	106,920
KakaoBank Corp.	22,760	462,204
Kakaopay Corp.*	3,730	133,281
KB Financial Group, Inc.	61,547	2,499,758
KCC Corp.	109	17,615
KEPCO Engineering & Construction Co., Inc.	2,203	104,502
KEPCO Plant Service & Engineering Co. Ltd.	2,830	76,335
Kia Corp.	22,344	1,487,695
KIWOOM Securities Co. Ltd.	1,267	90,644
Korea Investment Holdings Co. Ltd.	4,903	227,640
Korea Zinc Co. Ltd.	712	271,246
Korean Air Lines Co. Ltd.	18,649	324,513
Krafton, Inc.*	3,038	501,565
KT Corp.	21,676	563,678
KT&G Corp.	18,733	1,280,665
Kum Yang Co. Ltd.*	4,151	412,800
Kumho Petrochemical Co. Ltd.	26	2,580
L&F Co. Ltd.	3,159	431,680
LEENO Industrial, Inc.	1,418	219,600
LG Chem Ltd.	4,708	1,828,243
LG Corp.	14,074	917,431
LG Display Co. Ltd.*	33,151	321,707
LG Electronics, Inc.	16,449	1,309,392
LG Energy Solution Ltd.*	4,685	1,650,453
LG H&H Co. Ltd.	1,072	277,109
LG Innotek Co. Ltd.	2,397	442,186
LG Uplus Corp.	37,326	303,781
Lotte Chemical Corp.	1,244	148,684
Lotte Energy Materials Corp.	1,844	64,318
Lotte Shopping Co. Ltd.	1,026	60,837
Meritz Financial Group, Inc.*	14,345	617,097
Mirae Asset Securities Co. Ltd.	45,789	254,472
NAVER Corp.	22,397	3,610,879
NCSoft Corp.	1,265	256,893
Netmarble Corp., 144A*	2,337	107,598
NH Investment & Securities Co. Ltd.	25,302	201,216
OCI Holdings Co. Ltd.	417	31,934
Orion Corp.	2,289	208,825
Pan Ocean Co. Ltd.	4,830	16,940
Pearl Abyss Corp.*	3,511	102,869
POSCO Future M Co. Ltd.	2,870	721,866
S-1 Corp.	1,597	74,518
Samsung Biologics Co. Ltd., 144A*	2,999	1,685,289
Samsung C&T Corp.	7,746	716,272
Samsung Card Co. Ltd.	4,312	110,294
Samsung Electro-Mechanics Co. Ltd.	9,127	1,030,736
Samsung Electronics Co. Ltd.	477,282	26,931,853
Samsung Engineering Co. Ltd.*	15,984	312,829
Samsung Fire & Marine Insurance Co. Ltd.	4,994	1,006,426

Samsung Life Insurance Co. Ltd.	11,594	629,059
Samsung SDI Co. Ltd.	8,457	3,093,984
Samsung SDS Co. Ltd.	5,933	774,419
Samsung Securities Co. Ltd.	11,280	342,732
SD Biosensor, Inc.	6,390	56,265
Seegene, Inc.	4,682	77,661
Shinhan Financial Group Co. Ltd.	75,181	2,150,276
Shinsegae, Inc.	587	77,393
SK Biopharmaceuticals Co. Ltd.*	5,246	350,099
SK Bioscience Co. Ltd.*	4,354	229,486
SK Chemicals Co. Ltd.	193	9,619
SK Hynix, Inc.	88,201	9,154,063
SK IE Technology Co. Ltd., 144A*	4,367	240,326
SK Innovation Co. Ltd.*	4,239	470,179
SK Square Co. Ltd.*	16,914	668,615
SK Telecom Co. Ltd.	9,555	386,599
SKC Co. Ltd.	1,190	89,470
Solus Advanced Materials Co. Ltd.	1,344	25,106
Soulbrain Co. Ltd.	588	126,246
SSANGYONG C&E Co. Ltd.	5,733	26,795
Studio Dragon Corp.*	1,119	46,923
Wemade Co. Ltd.	3,605	149,772
WONIK IPS Co. Ltd.	3,570	94,082
Woori Financial Group, Inc.	103,731	1,046,838
Yuhan Corp.	5,507	261,659

(Cost $104,345,773)		94,611,597

Taiwan - 19.7%
Accton Technology Corp.	67,194	1,146,428
Acer, Inc.	457,021	514,953
Advantech Co. Ltd.	42,906	485,508
Airtac International Group	16,395	569,417
Alchip Technologies Ltd.	9,840	979,590
ASE Technology Holding Co. Ltd.	593,058	2,429,943
Asia Cement Corp.	222,220	296,625
ASMedia Technology, Inc.	4,095	188,758
ASPEED Technology, Inc.	4,904	462,301
Asustek Computer, Inc.	113,841	1,433,945
AUO Corp.*	936,134	489,942
Catcher Technology Co. Ltd.	40,425	251,686
Cathay Financial Holding Co. Ltd.*	2,040,113	3,036,660
Chailease Holding Co. Ltd.	252,442	1,503,016
Chang Hwa Commercial Bank Ltd.	996,580	567,834
China Airlines Ltd.	222,664	150,391
China Development Financial Holding Corp.*	2,695,538	1,095,817
China Steel Corp.	1,132,997	950,209
Chroma ATE, Inc.	37,822	260,299
Chunghwa Telecom Co. Ltd.	627,740	2,401,246
Compal Electronics, Inc.	608,172	601,553
CTBC Financial Holding Co. Ltd.	2,981,623	2,610,352
Delta Electronics, Inc.	316,578	3,207,328
E Ink Holdings, Inc.	120,600	706,460
E.Sun Financial Holding Co. Ltd.	2,312,202	1,894,762
Eclat Textile Co. Ltd.	38,613	732,955
eMemory Technology, Inc.	9,205	741,055
Eva Airways Corp.	223,416	223,845
Evergreen Marine Corp. Taiwan Ltd.	82,574	296,040
Far Eastern New Century Corp.	317,973	311,459
Far EasTone Telecommunications Co. Ltd.	270,922	718,932
Feng TAY Enterprise Co. Ltd.	79,314	465,881
First Financial Holding Co. Ltd.	1,781,504	1,579,631
Formosa Chemicals & Fibre Corp.	410,638	843,885
Formosa Plastics Corp.	524,270	1,355,986
Formosa Sumco Technology Corp.	7,243	38,023
Formosa Taffeta Co. Ltd.	42,831	34,756
Foxconn Technology Co. Ltd.	147,373	251,440
Fubon Financial Holding Co. Ltd.	1,389,507	2,864,413
Giant Manufacturing Co. Ltd.	27,849	169,376
Global Unichip Corp.	11,522	608,556
Globalwafers Co. Ltd.	20,993	392,443
Highwealth Construction Corp.	203,094	266,219
Hiwin Technologies Corp.	18,836	137,773
Hon Hai Precision Industry Co. Ltd.	1,924,998	6,254,395
Hotai Motor Co. Ltd.	33,201	754,568
Hua Nan Financial Holdings Co. Ltd.	1,662,396	1,184,005
Innolux Corp.*	184,719	74,502
Inventec Corp.	524,875	712,378
Largan Precision Co. Ltd.	9,138	699,098
Lite-On Technology Corp.	340,189	1,197,849
Lotes Co. Ltd.	13,391	396,929
Macronix International Co. Ltd.	139,673	128,764
MediaTek, Inc.	147,584	4,464,369
Mega Financial Holding Co. Ltd.	1,788,127	2,260,916
Merida Industry Co. Ltd.	31,485	188,970
Micro-Star International Co. Ltd.	109,936	645,751
momo.com, Inc.	10,682	177,121
Nan Ya Plastics Corp.	535,818	1,168,028
Nan Ya Printed Circuit Board Corp.	23,512	186,651
Nanya Technology Corp.	192,517	462,189
Nien Made Enterprise Co. Ltd.	14,950	163,187
Novatek Microelectronics Corp.	95,363	1,559,875
Oneness Biotech Co. Ltd.	44,461	291,757
Pegatron Corp.	289,408	752,238
PharmaEssentia Corp.*	31,376	366,087
Phison Electronics Corp.	16,715	258,697
Polaris Group*	42,440	98,221
Pou Chen Corp.	355,841	351,968
Powerchip Semiconductor Manufacturing Corp.	401,443	386,794
Powertech Technology, Inc.	113,838	408,126
Quanta Computer, Inc.	379,238	2,464,319

Realtek Semiconductor Corp.	43,952	632,408
Ruentex Development Co. Ltd.*	109,723	125,739
Ruentex Industries Ltd.*	73,602	148,429
Shanghai Commercial & Savings Bank Ltd.	618,466	892,856
Shin Kong Financial Holding Co. Ltd.*	2,230,817	643,395
Silicon Motion Technology Corp., ADR	4,146	243,785
Sino-American Silicon Products, Inc.	50,603	296,426
SinoPac Financial Holdings Co. Ltd.	1,792,584	1,084,502
Synnex Technology International Corp.	110,295	243,256
TA Chen Stainless Pipe	232,168	287,237
Taishin Financial Holding Co. Ltd.	1,918,813	1,124,017
Taiwan Business Bank	1,052,126	454,664
Taiwan Cement Corp.	313,726	350,983
Taiwan Cooperative Financial Holding Co. Ltd.	1,011,745	872,808
Taiwan Fertilizer Co. Ltd.	52,000	106,031
Taiwan High Speed Rail Corp.	379,955	366,090
Taiwan Mobile Co. Ltd.	344,924	1,086,444
Taiwan Semiconductor Manufacturing Co. Ltd.	3,916,736	72,341,763
Tatung Co. Ltd.*	199,314	257,437
Teco Electric and Machinery Co. Ltd.	4,051	6,056
Tripod Technology Corp.	42,276	261,180
Unimicron Technology Corp.	172,096	975,064
Uni-President Enterprises Corp.	452,613	1,057,642
United Microelectronics Corp.	1,892,431	2,962,224
Vanguard International Semiconductor Corp.	149,450	381,758
VisEra Technologies Co. Ltd.	15,724	154,270
Voltronic Power Technology Corp.	8,913	459,345
Walsin Lihwa Corp.	624	777
Walsin Technology Corp.	29,713	129,828
Wan Hai Lines Ltd.	151,939	227,130
Win Semiconductors Corp.	62,589	344,600
Winbond Electronics Corp.	252,393	229,044
Wistron Corp.	427,692	1,252,683
Wiwynn Corp.	12,737	717,577
WPG Holdings Ltd.	144,072	357,874
Yageo Corp.	39,354	757,098
Yang Ming Marine Transport Corp.	161,518	217,150
Yuanta Financial Holding Co. Ltd.	1,836,531	1,528,483
Yulon Finance Corp.	52,944	321,155
Yulon Motor Co. Ltd.	34,860	85,811
Zhen Ding Technology Holding Ltd.	105,750	350,356

(Cost $167,423,000)		162,660,818

Thailand - 1.7%
Advanced Info Service PCL, NVDR	186,600	1,156,387
Airports of Thailand PCL, NVDR*	432,300	731,202
Asset World Corp. PCL, NVDR	1,374,800	144,603
Bangkok Bank PCL	102,700	437,922
Bangkok Bank PCL, NVDR	77,100	330,953
Bangkok Commercial Asset Management PCL, NVDR	317,700	74,509
Bangkok Dusit Medical Services PCL, NVDR	652,200	486,682
Bangkok Expressway & Metro PCL	257,700	57,141
Bangkok Expressway & Metro PCL, NVDR	1,214,600	269,316
Bangkok Life Assurance PCL, NVDR	67,500	37,801
Berli Jucker PCL, NVDR (a)	108,100	80,666
BTS Group Holdings PCL, NVDR	1,452,700	299,398
Bumrungrad Hospital PCL, NVDR	60,900	386,062
Carabao Group PCL, NVDR	60,800	141,295
Central Pattana PCL, NVDR	179,400	345,515
Central Retail Corp. PCL	123,300	132,317
Central Retail Corp. PCL, NVDR (a)	304,300	326,553
Charoen Pokphand Foods PCL, NVDR	366,900	207,556
Com7 PCL, NVDR	170,900	111,253
CP ALL PCL, NVDR	903,100	1,334,978
CP Axtra PCL	19,600	15,044
CP Axtra PCL, NVDR	198,500	152,356
Delta Electronics Thailand PCL, NVDR	65,100	143,885
Energy Absolute PCL, NVDR	302,900	383,172
Home Product Center PCL, NVDR	538,900	180,770
Indorama Ventures PCL, NVDR	43,900	30,575
Intouch Holdings PCL, Class F	3,400	6,742
Intouch Holdings PCL, NVDR	131,600	260,937
JMT Network Services PCL, NVDR	112,900	83,445
Kasikornbank PCL, NVDR	249,300	907,125
KCE Electronics PCL, NVDR	72,900	108,798
Krung Thai Bank PCL, NVDR	803,200	415,557
Krungthai Card PCL	107,200	142,466
Krungthai Card PCL, NVDR	61,200	81,333
Land & Houses PCL, NVDR	652,500	142,826
Minor International PCL, NVDR	317,583	246,013
Muangthai Capital PCL	600	746
Muangthai Capital PCL, NVDR	113,600	141,283
Ngern Tid Lor PCL, NVDR	242,100	157,603
Osotspa PCL, NVDR	182,600	118,870
PSG Corp. PCL, NVDR*	1,320,400	24,773
PTT Global Chemical PCL, NVDR	65,100	71,249
SCB X PCL, NVDR	188,000	530,424
SCG Packaging PCL	62,800	68,731
SCG Packaging PCL, NVDR	107,100	117,216
Siam Cement PCL, NVDR	17,700	144,408
Siam Global House PCL, NVDR	185,959	88,810
Srisawad Corp. PCL, NVDR	119,300	150,068
Thai Beverage PCL	918,700	344,186
Thai Life Insurance PCL	182,600	50,610
Thai Life Insurance PCL, NVDR (a)	289,200	80,156
Thai Union Group PCL, NVDR	165,500	69,159

Thonburi Healthcare Group PCL, NVDR	103,500	180,947
Tisco Financial Group PCL, NVDR	74,000	204,577
TMBThanachart Bank PCL, NVDR	7,489,877	327,892
TOA Paint Thailand PCL	58,500	35,255
True Corp. PCL, NVDR	2,041,869	325,051
VGI PCL, NVDR	1,389,600	78,610

(Cost $15,414,468)		13,703,777

Turkey - 0.8%
Akbank TAS	543,421	633,602
Aksa Akrilik Kimya Sanayii AS	9,622	28,781
Arcelik AS	5,540	26,095
Aselsan Elektronik Sanayi Ve Ticaret AS	117,686	199,216
Aydem Yenilenebilir Enerji AS*	64,644	49,068
Bera Holding AS	103,491	50,074
BIM Birlesik Magazalar AS	72,094	769,616
Borusan Birlesik Boru Fabrikalari Sanayi Ve Ticaret AS*	3	70
Borusan Yatirim ve Pazarlama AS	1,062	84,586
Celebi Hava Servisi AS	1,302	41,855
Coca-Cola Icecek AS	6,739	94,655
Deva Holding AS	19,363	54,864
Dogus Otomotiv Servis Ve Ticaret AS	6,499	55,232
Eczacibasi Yatirim Holding Ortakligi AS	5,366	62,026
Ege Endustri Ve Ticaret AS	106	42,241
Eis Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret AS	27,936	46,650
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	221,064	56,469
Eregli Demir Ve Celik Fabrikalari TAS*	62,426	88,624
Ford Otomotiv Sanayi AS	85	2,478
GEN Ilac Ve Saglik Urunleri Sanayi Ve Ticaret AS	16,802	32,320
Girisim Elektrik Taahhut Ticaret VE Sanayi AS*	17,443	49,695
Gubre Fabrikalari TAS*	7,135	93,973
Haci Omer Sabanci Holding AS	88,183	186,287
Hektas Ticaret TAS*	135,418	104,666
Is Gayrimenkul Yatirim Ortakligi AS REIT*	89,056	64,202
Is Yatirim Menkul Degerler AS	91,862	98,510
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS, Class D	24,335	20,833
Kiler Holding AS*	82,766	99,140
KOC Holding AS	70,762	347,041
Kontrolmatik Enerji Ve Muhendislik AS	2,450	21,632
Koza Altin Isletmeleri AS	137,823	111,015
Koza Anadolu Metal Madencilik Isletmeleri AS*	1,221	2,336
Logo Yazilim Sanayi Ve Ticaret AS	13,441	36,803
Migros Ticaret AS	1,035	12,905
MLP Saglik Hizmetleri AS, 144A*	14,370	74,709
Pegasus Hava Tasimaciligi AS*	5,968	145,828
Penta Teknoloji Urunleri Dagitim Ticaret AS*	18,881	13,743
Petkim Petrokimya Holding AS*	113,074	84,653
Qua Granite Hayal*	151,098	30,427
Sarkuysan Elektrolitik Bakir Sanayi Ve Ticaret AS	60,526	62,976
Sasa Polyester Sanayi AS*	164,850	284,996
Selcuk Ecza Deposu Ticaret Ve Sanayi AS	19,906	38,291
Smart Gunes Enerjisi Teknolojileri ArGe Uretim Sanayi VE Ticaret AS*	22,288	50,753
Sok Marketler Ticaret AS	33,192	67,357
Tekfen Holding AS	2,336	3,652
Tofas Turk Otomobil Fabrikasi AS	7,245	59,889
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	47,783	55,878
Turk Hava Yollari AO*	65,786	572,310
Turk Telekomunikasyon AS*	98,930	81,950
Turkcell Iletisim Hizmetleri AS*	211,033	423,134
Turkiye Halk Bankasi AS*	145,068	65,263
Turkiye Is Bankasi AS, Class C	601,505	446,980
Turkiye Sigorta AS	71,968	95,086
Turkiye Sinai Kalkinma Bankasi AS*	229,324	56,592
Turkiye Sise Ve Cam Fabrikalari AS	93,681	159,945
Turkiye Vakiflar Bankasi TAO, Class D*	230,388	110,994
Ulker Biskuvi Sanayi AS*	15,289	45,387
Verusa Holding AS	6,821	63,359
Vestel Elektronik Sanayi Ve Ticaret AS*	14,044	29,084
Yapi Ve Kredi Bankasi AS	255,571	170,074

(Cost $5,493,292)		6,960,870

United Arab Emirates - 2.2%
Abu Dhabi Commercial Bank PJSC	498,858	1,141,101
Abu Dhabi Islamic Bank PJSC	192,004	533,308
Aldar Properties PJSC	386,059	601,336
Alpha Dhabi Holding PJSC*	190,891	1,019,887
Borouge PLC	415,207	284,927
Dubai Islamic Bank PJSC	290,834	437,172
Emaar Properties PJSC	611,029	1,262,907
Emirates NBD Bank PJSC	404,882	1,940,479
Emirates Telecommunications Group Co. PJSC	573,691	3,018,234
First Abu Dhabi Bank PJSC	730,731	2,730,105
International Holding Co. PJSC*	47,091	5,122,978

(Cost $16,608,916)		18,092,434

United Kingdom - 0.1%
Anglogold Ashanti PLC
(Cost $673,436)	41,779	803,149

United States - 0.2%
BeiGene Ltd., ADR*(a)	5,425	1,014,150
Parade Technologies Ltd.	9,808	337,503

(Cost $1,453,881)		1,351,653

TOTAL COMMON STOCKS (Cost $886,123,631)		804,615,777

PREFERRED STOCKS - 1.9%
Brazil - 1.2%
Banco Bradesco SA	868,085	2,863,550
Centrais Eletricas Brasileiras SA, Class B	36,147	328,839
Cia Energetica de Minas Gerais	211,186	473,988
Gerdau SA	85,067	376,849
Itau Unibanco Holding SA	792,954	5,078,700
Itausa SA	523,385	1,034,619

(Cost $9,348,596)		10,156,545

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $703,753)	13,860	707,249

Colombia - 0.1%
Bancolombia SA
(Cost $554,934)	72,817	499,220

Russia - 0.0%
Sberbank of Russia PJSC (b)
(Cost $275,893)	71,636	0

South Korea - 0.5%
Hyundai Motor Co.	1,775	148,725
Hyundai Motor Co.-2nd Preferred	3,044	258,592
LG Chem Ltd.	733	175,559
Samsung Electronics Co. Ltd.	81,122	3,640,634
Samsung SDI Co. Ltd.	400	76,890

(Cost $4,993,054)		4,300,400

TOTAL PREFERRED STOCKS (Cost $15,876,230)		15,663,414

RIGHTS - 0.0%
China - 0.0%
Zhejiang Expressway Co. Ltd.*, expires 12/19/23 (Cost $0)	38,566	4,345

Taiwan - 0.0%
Wistron Corp.*, expires 12/22/23(b) (Cost $0)	342	0

Thailand - 0.0%
Siam Cement PCL*, expires 12/6/23(b) (Cost $0)	2,266	0

TOTAL RIGHTS (Cost $0)		4,345

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 11/7/24	400	0
BTS Group Holdings PCL*, expires 11/20/26	800	3

(Cost $0)		3

TOTAL WARRANTS (Cost $0)		3

SECURITIES LENDING COLLATERAL - 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d) (Cost $2,161,710)	2,161,710	2,161,710

CASH EQUIVALENTS - 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.31% (c) (Cost $5,210,610)	5,210,610	5,210,610

TOTAL INVESTMENTS - 100.1% (Cost $909,372,181)		$827,655,859
Other assets and liabilities, net - (0.1%)		(1,033,377)

NET ASSETS - 100.0%		$826,622,482

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (c)(d)
—	2,161,710 (e)	—	—	—	936	—	2,161,710	2,161,710
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 5.31% (c)
1,488,084	90,507,690	(86,785,164)	—	—	71,529	—	5,210,610	5,210,610

1,488,084	92,669,400	(86,785,164)	—	—	72,465	—	7,372,320	7,372,320

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $2,066,404, which is 0.2% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2023 the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$216,787,660	26.5%
Information Technology	209,271,355	25.5
Communication Services	102,333,345	12.5
Consumer Discretionary	98,345,977	11.9
Industrials	45,513,787	5.6
Consumer Staples	42,989,130	5.2
Materials	41,859,736	5.1
Health Care	38,951,854	4.7
Real Estate	12,303,946	1.5
Utilities	11,432,571	1.4
Energy	494,178	0.1

Total	$820,283,539	100.0%

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
MSCI Emerging Markets Index Future	USD	149	$7,300,300	$7,353,895	12/15/2023	$53,595

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2023.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$804,615,777	$—	$0	$804,615,777
Preferred Stocks (a)	15,663,414	—	0	15,663,414
Rights (a)	—	4,345	0	4,345
Warrants	3	—	—	3
Short-Term Investments (a)	7,372,320	—	—	7,372,320
Derivatives (b)
Futures Contracts	53,595	—	—	53,595

TOTAL	$827,705,109	$4,345	$0	$827,709,454

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EMCR-PH1

R-089711-1 (5/24) DBX005195 (5/24)